Subsequent Events	12 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 8 Subsequent Events

The Company has evaluated events subsequent to the balance sheet date through the date these financial statements were issued and determined that there are no events requiring disclosure.